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                                                             JOHN M. RICHARDS
                                                     ASSISTANT GENERAL COUNSEL

General American Life Insurance Company
13045 Tesson Ferry Road
St. Louis, MO 63128

                                        September 8, 2015

VIA EDGAR TRANSMISSION

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

     Re:   General American Separate Account Two
           File No. 811-02162

Commissioners:

The Semi-Annual Reports dated June 30, 2015 of the underlying funds are incorporated herein by reference as the reports sent to Contract owners of General American Separate Account Two of General American Life Insurance Company pursuant to Rule 30b2-1 under the Investment Company Act of 1940 and are listed as follows:

The Semi-Annual Reports for certain portfolios of Met Investors Series Trust are incorporated by reference as filed on Form N-CSRS, CIK No. 0001126087, File
No. 811-10183.

The Semi-Annual Reports for certain portfolios of Metropolitan Series Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000710826, File No. 811-03618.

The Semi-Annual Reports for certain portfolios of Variable Insurance Products Fund are incorporated by reference as filed on Form N-CSRS, CIK No. 0000356494, File No. 811-03329.

                                         Sincerely,

                                         /s/ John M. Richards
                                         -----------------------------------
                                         John M. Richards
                                         Assistant General Counsel
                                         Metropolitan Life Insurance Company